SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	3.97%	3.80%
Expected life (years)	6 years
Expected dividend yield	0.00%	0.00%
Volatility	79.10%
Fair value of options at grant date per share	$ 27.45	$ 25.83
Minimum
Options granted using Black-Scholes option-pricing model
Expected life (years)		7 years 3 months 29 days
Volatility		71.10%
Maximum
Options granted using Black-Scholes option-pricing model
Expected life (years)		7 years 4 months 24 days
Volatility		71.40%